PROPERTY AND EQUIPMENT (Narrative) (Details) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013
PROPERTY AND EQUIPMENT [Abstract]
Sale of assets	$ 5,334	$ 5,334